Financial Assets and Liabilities - Summary of Expenses, Relating To Lease Activities In The Consolidated Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	€ 11,875	€ 11,740	€ 10,963
Short term leases and leases of low value assets	353	280	186
Lease interest	3,581	3,842	3,396
Total lease expenses	€ 15,809	€ 15,862	€ 14,545